Borrowings - Reclassifications and Revisions (Detail) - Prior Period Reclassification Adjustment [Member] - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Debt Instrument [Line Items]
Net income	$ 2.5	$ 2.8	$ 2.0	$ 1.4	$ 5.1	$ 3.0
Determination of Effective Interest Rate Amortization [Member]
Debt Instrument [Line Items]
Net income		2.8
Interest expense, debt		3.1
Provision for income taxes		$ 0.3